UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2737

Fidelity Summer Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2016

Item 1.

Reports to Stockholders

Fidelity® Export and Multinational Fund Class K Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	3.3	3.9
Johnson & Johnson	3.2	2.7
Apple, Inc.	3.1	2.6
Exxon Mobil Corp.	2.8	3.3
Microsoft Corp.	2.5	2.4
Wells Fargo & Co.	2.1	2.7
JPMorgan Chase & Co.	2.0	2.3
Danaher Corp.	1.8	2.4
Procter & Gamble Co.	1.7	1.6
The Coca-Cola Co.	1.5	1.6
	24.0

Top Five Market Sectors as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.9	18.5
Financials	16.3	20.4
Consumer Discretionary	15.1	12.1
Health Care	14.2	13.0
Consumer Staples	13.3	13.0

Asset Allocation (% of fund's net assets)

As of February 29, 2016*
Stocks	97.3%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 6.1%

As of August 31, 2015*
Stocks	98.9%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 8.8%

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 0.3%
BorgWarner, Inc.	187,700	$6,134
Diversified Consumer Services - 0.6%
H&R Block, Inc.	350,800	11,534
Hotels, Restaurants & Leisure - 1.8%
Dunkin' Brands Group, Inc.	109,400	5,096
McDonald's Corp.	235,100	27,551
		32,647
Household Durables - 0.9%
Jarden Corp. (a)	227,550	12,033
NVR, Inc. (a)	3,100	5,075
		17,108
Internet & Catalog Retail - 0.4%
HSN, Inc.	135,900	7,215
Leisure Products - 0.2%
Polaris Industries, Inc. (b)	49,800	4,378
Media - 2.7%
Omnicom Group, Inc.	178,100	13,858
Scripps Networks Interactive, Inc. Class A	205,000	12,144
Time Warner, Inc.	152,500	10,096
Twenty-First Century Fox, Inc. Class A	274,600	7,420
Viacom, Inc. Class B (non-vtg.)	162,200	5,977
		49,495
Multiline Retail - 1.7%
Dillard's, Inc. Class A	45,400	3,800
Dollar General Corp.	244,200	18,132
Macy's, Inc.	211,300	9,130
		31,062
Specialty Retail - 4.0%
American Eagle Outfitters, Inc. (b)	399,600	6,098
AutoNation, Inc. (a)	191,100	9,836
Bed Bath & Beyond, Inc. (a)	158,200	7,586
Best Buy Co., Inc.	307,800	9,970
Dick's Sporting Goods, Inc.	115,900	4,922
DSW, Inc. Class A	271,600	7,116
GameStop Corp. Class A (b)	232,300	7,159
Gap, Inc. (b)	266,700	7,374
Staples, Inc.	669,700	6,329
Urban Outfitters, Inc. (a)	279,100	7,393
		73,783
Textiles, Apparel & Luxury Goods - 2.5%
Coach, Inc.	350,500	13,648
Deckers Outdoor Corp. (a)	125,900	7,121
Fossil Group, Inc. (a)(b)	150,200	7,046
Michael Kors Holdings Ltd. (a)	192,800	10,922
Ralph Lauren Corp.	88,200	8,005
		46,742

TOTAL CONSUMER DISCRETIONARY		280,098

CONSUMER STAPLES - 13.3%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	53,400	5,974
Diageo PLC	230,931	5,975
The Coca-Cola Co.	654,600	28,233
		40,182
Food & Staples Retailing - 2.0%
Wal-Mart Stores, Inc.	365,500	24,247
Walgreens Boots Alliance, Inc.	157,300	12,417
		36,664
Food Products - 2.2%
General Mills, Inc.	207,100	12,188
The Hershey Co.	170,700	15,515
The Kraft Heinz Co.	165,800	12,770
		40,473
Household Products - 3.0%
Church & Dwight Co., Inc.	125,000	11,345
Kimberly-Clark Corp.	107,600	14,020
Procter & Gamble Co.	387,400	31,104
		56,469
Tobacco - 4.0%
Altria Group, Inc.	446,800	27,509
British American Tobacco PLC sponsored ADR	77,600	8,430
Philip Morris International, Inc.	272,100	24,769
Reynolds American, Inc.	269,300	13,581
		74,289

TOTAL CONSUMER STAPLES		248,077

ENERGY - 9.2%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	206,400	8,848
FMC Technologies, Inc. (a)	312,300	7,661
Halliburton Co.	187,100	6,040
Helmerich & Payne, Inc. (b)	159,700	8,459
National Oilwell Varco, Inc.	290,300	8,497
		39,505
Oil, Gas & Consumable Fuels - 7.1%
Antero Resources Corp. (a)	79,800	1,823
Apache Corp.	54,500	2,086
Cheniere Energy, Inc. (a)	124,800	4,462
Chevron Corp.	272,400	22,729
Cimarex Energy Co.	61,300	5,151
ConocoPhillips Co.	255,600	8,647
Exxon Mobil Corp.	655,514	52,539
Kinder Morgan, Inc.	546,700	9,890
Phillips 66 Co.	127,600	10,130
Valero Energy Corp.	118,700	7,131
Williams Partners LP	344,050	6,785
		131,373

TOTAL ENERGY		170,878

FINANCIALS - 16.3%
Banks - 6.8%
Bank of America Corp.	1,072,400	13,426
JPMorgan Chase & Co.	649,200	36,550
M&T Bank Corp.	124,900	12,808
U.S. Bancorp	620,700	23,909
Wells Fargo & Co.	852,000	39,976
		126,669
Capital Markets - 0.9%
Franklin Resources, Inc.	323,800	11,608
T. Rowe Price Group, Inc.	74,000	5,114
		16,722
Consumer Finance - 0.8%
American Express Co.	259,400	14,417
Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class B (a)	465,200	62,422
Insurance - 4.5%
Arch Capital Group Ltd. (a)	27,100	1,841
Chubb Ltd.	138,858	16,042
Fairfax Financial Holdings Ltd. (sub. vtg.)	20,100	10,626
Markel Corp. (a)	9,300	7,967
The Travelers Companies, Inc.	123,800	13,311
Torchmark Corp.	282,600	14,475
W.R. Berkley Corp.	201,100	10,357
Willis Group Holdings PLC	76,300	8,646
		83,265

TOTAL FINANCIALS		303,495

HEALTH CARE - 14.2%
Biotechnology - 1.5%
Gilead Sciences, Inc.	239,800	20,923
United Therapeutics Corp. (a)	55,400	6,755
		27,678
Health Care Equipment & Supplies - 3.1%
Becton, Dickinson & Co.	146,000	21,528
Medtronic PLC	263,100	20,361
Stryker Corp.	154,300	15,411
		57,300
Health Care Providers & Services - 4.5%
Anthem, Inc.	104,900	13,709
Cigna Corp.	94,700	13,221
Express Scripts Holding Co. (a)	97,300	6,848
Laboratory Corp. of America Holdings (a)	110,100	12,093
McKesson Corp.	49,700	7,734
Quest Diagnostics, Inc.	134,700	8,962
UnitedHealth Group, Inc.	179,700	21,402
		83,969
Pharmaceuticals - 5.1%
Johnson & Johnson	572,300	60,212
Pfizer, Inc.	909,500	26,985
Sanofi SA sponsored ADR	94,500	3,737
Teva Pharmaceutical Industries Ltd. sponsored ADR	90,600	5,037
		95,971

TOTAL HEALTH CARE		264,918

INDUSTRIALS - 7.6%
Aerospace & Defense - 0.4%
General Dynamics Corp.	58,900	8,026
Construction & Engineering - 0.5%
Fluor Corp.	194,200	8,941
Electrical Equipment - 1.0%
AMETEK, Inc.	389,800	18,091
Industrial Conglomerates - 2.8%
Danaher Corp.	366,400	32,709
Roper Technologies, Inc.	113,500	19,060
		51,769
Machinery - 1.1%
Cummins, Inc.	99,200	9,679
Flowserve Corp.	238,000	10,001
Trinity Industries, Inc.	47,600	754
		20,434
Professional Services - 0.1%
Robert Half International, Inc.	72,500	2,856
Road & Rail - 1.7%
CSX Corp.	551,800	13,320
Union Pacific Corp.	231,300	18,240
		31,560

TOTAL INDUSTRIALS		141,677

INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 2.3%
Cisco Systems, Inc.	952,600	24,939
Qualcomm, Inc.	335,500	17,040
		41,979
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	314,600	16,696
Ingram Micro, Inc. Class A	224,900	8,051
		24,747
Internet Software & Services - 2.1%
Alphabet, Inc. Class A	38,900	27,900
eBay, Inc. (a)	492,300	11,717
		39,617
IT Services - 3.2%
Fidelity National Information Services, Inc.	226,100	13,170
Fiserv, Inc. (a)	109,200	10,443
FleetCor Technologies, Inc. (a)	41,200	5,261
IBM Corp.	137,900	18,069
The Western Union Co.	640,900	11,703
		58,646
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	772,300	22,852
Software - 4.0%
Microsoft Corp.	931,000	47,369
Oracle Corp.	503,400	18,515
Symantec Corp.	477,100	9,213
Trion World Network, Inc.:
warrants 8/10/17 (a)(c)	28,652	0
warrants 10/3/18 (a)(c)	41,940	0
		75,097
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	604,300	58,430
Hewlett Packard Enterprise Co.	489,400	6,494
HP, Inc.	790,200	8,447
NetApp, Inc.	95,200	2,365
Seagate Technology LLC	167,400	5,250
Western Digital Corp.	131,500	5,724
		86,710

TOTAL INFORMATION TECHNOLOGY		349,648

MATERIALS - 2.8%
Chemicals - 2.3%
CF Industries Holdings, Inc.	242,900	8,856
Ecolab, Inc.	33,700	3,456
LyondellBasell Industries NV Class A	217,300	17,430
Monsanto Co.	112,100	10,088
The Dow Chemical Co.	85,500	4,156
		43,986
Metals & Mining - 0.5%
Compass Minerals International, Inc.	130,100	8,826

TOTAL MATERIALS		52,812

TOTAL COMMON STOCKS
(Cost $1,732,481)		1,811,603

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(c)	427,303	423
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Trion World Network, Inc.:
Series C, 8.00% (a)(c)	910,747	528
Series C-1, 8.00% (a)(c)	71,630	42
Series D, 8.00% (a)(c)	76,875	45
		615
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $14,861)		1,038
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/19 pay-in-kind (Cost $347)(c)	348	348
	Shares	Value (000s)

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.40% (d)	46,938,022	46,938
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	22,599,225	22,599
TOTAL MONEY MARKET FUNDS
(Cost $69,537)		69,537
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $1,817,226)		1,882,526
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(19,602)
NET ASSETS - 100%		$1,862,924

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,386,000 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Mode Media Corp. Series M-1, 8.00%	3/19/08	$9,063
Trion World Network, Inc. warrants 8/10/17	8/10/10	$0
Trion World Network, Inc. warrants 10/3/18	10/10/13	$0
Trion World Network, Inc. Series C, 8.00%	8/22/08	$5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$393
Trion World Network, Inc. Series D, 8.00%	3/20/13	$404
Trion World Network, Inc. 15% 10/10/19 pay-in-kind	10/10/13 - 10/10/15	$347

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$81
Fidelity Securities Lending Cash Central Fund	58
Total	$139

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$280,521	$280,098	$--	$423
Consumer Staples	248,077	242,103	5,974	--
Energy	170,878	170,878	--	--
Financials	303,495	303,495	--	--
Health Care	264,918	264,918	--	--
Industrials	141,677	141,677	--	--
Information Technology	350,263	349,648	--	615
Materials	52,812	52,812	--	--
Corporate Bonds	348	--	--	348
Money Market Funds	69,537	69,537	--	--
Total Investments in Securities:	$1,882,526	$1,875,166	$5,974	$1,386

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,002) — See accompanying schedule: Unaffiliated issuers (cost $1,747,689)	$1,812,989
Fidelity Central Funds (cost $69,537)	69,537
Total Investments (cost $1,817,226)		$1,882,526
Cash		25
Receivable for investments sold		13,155
Receivable for fund shares sold		1,303
Dividends receivable		4,571
Interest receivable		20
Distributions receivable from Fidelity Central Funds		29
Prepaid expenses		2
Other receivables		9
Total assets		1,901,640
Liabilities
Payable for investments purchased	$12,674
Payable for fund shares redeemed	2,278
Accrued management fee	838
Other affiliated payables	291
Other payables and accrued expenses	36
Collateral on securities loaned, at value	22,599
Total liabilities		38,716
Net Assets		$1,862,924
Net Assets consist of:
Paid in capital		$1,772,205
Undistributed net investment income		4,978
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		20,441
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		65,300
Net Assets		$1,862,924
Export and Multinational:
Net Asset Value, offering price and redemption price per share ($1,593,656 ÷ 81,374 shares)		$19.58
Class K:
Net Asset Value, offering price and redemption price per share ($269,268 ÷ 13,772 shares)		$19.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016 (Unaudited)
Investment Income
Dividends		$20,131
Interest		26
Income from Fidelity Central Funds		139
Total income		20,296
Expenses
Management fee	$5,204
Transfer agent fees	1,497
Accounting and security lending fees	290
Custodian fees and expenses	22
Independent trustees' compensation	4
Registration fees	69
Audit	35
Legal	4
Miscellaneous	5
Total expenses before reductions	7,130
Expense reductions	(17)	7,113
Net investment income (loss)		13,183
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,186
Foreign currency transactions	(34)
Total net realized gain (loss)		35,152
Change in net unrealized appreciation (depreciation) on: Investment securities	(71,709)
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		(71,706)
Net gain (loss)		(36,554)
Net increase (decrease) in net assets resulting from operations		$(23,371)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,183	$17,118
Net realized gain (loss)	35,152	126,276
Change in net unrealized appreciation (depreciation)	(71,706)	(86,251)
Net increase (decrease) in net assets resulting from operations	(23,371)	57,143
Distributions to shareholders from net investment income	(19,343)	(31,305)
Distributions to shareholders from net realized gain	(103,301)	(331,559)
Total distributions	(122,644)	(362,864)
Share transactions - net increase (decrease)	272,733	143,414
Redemption fees	6	5
Total increase (decrease) in net assets	126,724	(162,302)
Net Assets
Beginning of period	1,736,200	1,898,502
End of period (including undistributed net investment income of $4,978 and undistributed net investment income of $11,138, respectively)	$1,862,924	$1,736,200

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Export and Multinational Fund

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.18	$25.81	$24.42	$23.47	$20.99	$18.07
Income from Investment Operations
Net investment income (loss)A	.14	.21	.44B	.20	.19	.17
Net realized and unrealized gain (loss)	(.41)C	.14	3.96	2.86D	2.60	2.89
Total from investment operations	(.27)	.35	4.40	3.06	2.79	3.06
Distributions from net investment income	(.20)	(.42)	(.22)	(.18)	(.19)	(.14)
Distributions from net realized gain	(1.13)	(4.56)	(2.79)	(1.93)	(.12)	–
Total distributions	(1.33)	(4.98)	(3.01)	(2.11)	(.31)	(.14)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$19.58	$21.18	$25.81	$24.42	$23.47	$20.99
Total ReturnF,G	(1.53)%	2.74%	19.84%	14.06%D	13.60%	16.93%
Ratios to Average Net AssetsH,I
Expenses before reductions	.77%J	.77%	.78%	.80%	.82%	.83%
Expenses net of fee waivers, if any	.77%J	.77%	.78%	.80%	.82%	.83%
Expenses net of all reductions	.77%J	.76%	.77%	.79%	.82%	.83%
Net investment income (loss)	1.37%J	.94%	1.82%B	.84%	.87%	.77%
Supplemental Data
Net assets, end of period (in millions)	$1,594	$1,474	$1,682	$1,671	$1,773	$2,045
Portfolio turnover rateK	98%J	84%	124%	114%	97%	109%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%.

 C Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.63)%.

 D Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 13.55%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Export and Multinational Fund Class K

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.16	$25.79	$24.42	$23.47	$21.00	$18.08
Income from Investment Operations
Net investment income (loss)A	.15	.24	.48B	.23	.23	.21
Net realized and unrealized gain (loss)	(.40)C	.14	3.94	2.87D	2.60	2.89
Total from investment operations	(.25)	.38	4.42	3.10	2.83	3.10
Distributions from net investment income	(.23)	(.45)	(.25)	(.22)	(.23)	(.18)
Distributions from net realized gain	(1.13)	(4.56)	(2.79)	(1.93)	(.12)	–
Total distributions	(1.36)	(5.01)	(3.05)	(2.15)	(.36)	(.18)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$19.55	$21.16	$25.79	$24.42	$23.47	$21.00
Total ReturnF,G	(1.44)%	2.90%	19.95%	14.27%D	13.79%	17.16%
Ratios to Average Net AssetsH,I
Expenses before reductions	.64%J	.64%	.64%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.64%J	.64%	.64%	.65%	.65%	.65%
Expenses net of all reductions	.64%J	.63%	.64%	.63%	.65%	.65%
Net investment income (loss)	1.50%J	1.07%	1.96%B	.99%	1.04%	.95%
Supplemental Data
Net assets, end of period (in millions)	$269	$262	$217	$224	$221	$194
Portfolio turnover rateK	98%J	84%	124%	114%	97%	109%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

 C Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.54)%.

 D Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 13.16%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Export and Multinational Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Export and Multinational and Class K shares. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$179,096
Gross unrealized depreciation	(123,939)
Net unrealized appreciation (depreciation) on securities	$55,157
Tax cost	$1,827,369

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities aggregated $1,029,324 and $896,816, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Export and Multinational. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Export and Multinational	$1,433.18
Class K	64.05
	$1,497

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $58. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Export and Multinational	$16,296	$27,589
Class K	3,047	3,716
Total	$19,343	$31,305
From net realized gain
Export and Multinational	$88,827	$294,858
Class K	14,474	36,701
Total	$103,301	$331,559

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Export and Multinational
Shares sold	15,877	2,781	$324,884	$61,136
Reinvestment of distributions	4,821	15,464	98,883	310,691
Shares redeemed	(8,937)	(13,797)	(179,543)	(303,361)
Net increase (decrease)	11,761	4,448	$244,224	$68,466
Class K
Shares sold	1,640	5,785	$32,972	$120,003
Reinvestment of distributions	856	2,014	17,521	40,417
Shares redeemed	(1,107)	(3,825)	(21,984)	(85,472)
Net increase (decrease)	1,389	3,974	$28,509	$74,948

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Export and Multinational	.77%
Actual		$1,000.00	$984.70	$3.80
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Class K	.64%
Actual		$1,000.00	$985.60	$3.16
Hypothetical-C		$1,000.00	$1,021.68	$3.22

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

EXF-K-SANN-0416
1.863263.107

Fidelity® Export and Multinational Fund Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	3.3	3.9
Johnson & Johnson	3.2	2.7
Apple, Inc.	3.1	2.6
Exxon Mobil Corp.	2.8	3.3
Microsoft Corp.	2.5	2.4
Wells Fargo & Co.	2.1	2.7
JPMorgan Chase & Co.	2.0	2.3
Danaher Corp.	1.8	2.4
Procter & Gamble Co.	1.7	1.6
The Coca-Cola Co.	1.5	1.6
	24.0

Top Five Market Sectors as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.9	18.5
Financials	16.3	20.4
Consumer Discretionary	15.1	12.1
Health Care	14.2	13.0
Consumer Staples	13.3	13.0

Asset Allocation (% of fund's net assets)

As of February 29, 2016*
Stocks	97.3%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 6.1%

As of August 31, 2015*
Stocks	98.9%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 8.8%

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 0.3%
BorgWarner, Inc.	187,700	$6,134
Diversified Consumer Services - 0.6%
H&R Block, Inc.	350,800	11,534
Hotels, Restaurants & Leisure - 1.8%
Dunkin' Brands Group, Inc.	109,400	5,096
McDonald's Corp.	235,100	27,551
		32,647
Household Durables - 0.9%
Jarden Corp. (a)	227,550	12,033
NVR, Inc. (a)	3,100	5,075
		17,108
Internet & Catalog Retail - 0.4%
HSN, Inc.	135,900	7,215
Leisure Products - 0.2%
Polaris Industries, Inc. (b)	49,800	4,378
Media - 2.7%
Omnicom Group, Inc.	178,100	13,858
Scripps Networks Interactive, Inc. Class A	205,000	12,144
Time Warner, Inc.	152,500	10,096
Twenty-First Century Fox, Inc. Class A	274,600	7,420
Viacom, Inc. Class B (non-vtg.)	162,200	5,977
		49,495
Multiline Retail - 1.7%
Dillard's, Inc. Class A	45,400	3,800
Dollar General Corp.	244,200	18,132
Macy's, Inc.	211,300	9,130
		31,062
Specialty Retail - 4.0%
American Eagle Outfitters, Inc. (b)	399,600	6,098
AutoNation, Inc. (a)	191,100	9,836
Bed Bath & Beyond, Inc. (a)	158,200	7,586
Best Buy Co., Inc.	307,800	9,970
Dick's Sporting Goods, Inc.	115,900	4,922
DSW, Inc. Class A	271,600	7,116
GameStop Corp. Class A (b)	232,300	7,159
Gap, Inc. (b)	266,700	7,374
Staples, Inc.	669,700	6,329
Urban Outfitters, Inc. (a)	279,100	7,393
		73,783
Textiles, Apparel & Luxury Goods - 2.5%
Coach, Inc.	350,500	13,648
Deckers Outdoor Corp. (a)	125,900	7,121
Fossil Group, Inc. (a)(b)	150,200	7,046
Michael Kors Holdings Ltd. (a)	192,800	10,922
Ralph Lauren Corp.	88,200	8,005
		46,742

TOTAL CONSUMER DISCRETIONARY		280,098

CONSUMER STAPLES - 13.3%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	53,400	5,974
Diageo PLC	230,931	5,975
The Coca-Cola Co.	654,600	28,233
		40,182
Food & Staples Retailing - 2.0%
Wal-Mart Stores, Inc.	365,500	24,247
Walgreens Boots Alliance, Inc.	157,300	12,417
		36,664
Food Products - 2.2%
General Mills, Inc.	207,100	12,188
The Hershey Co.	170,700	15,515
The Kraft Heinz Co.	165,800	12,770
		40,473
Household Products - 3.0%
Church & Dwight Co., Inc.	125,000	11,345
Kimberly-Clark Corp.	107,600	14,020
Procter & Gamble Co.	387,400	31,104
		56,469
Tobacco - 4.0%
Altria Group, Inc.	446,800	27,509
British American Tobacco PLC sponsored ADR	77,600	8,430
Philip Morris International, Inc.	272,100	24,769
Reynolds American, Inc.	269,300	13,581
		74,289

TOTAL CONSUMER STAPLES		248,077

ENERGY - 9.2%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	206,400	8,848
FMC Technologies, Inc. (a)	312,300	7,661
Halliburton Co.	187,100	6,040
Helmerich & Payne, Inc. (b)	159,700	8,459
National Oilwell Varco, Inc.	290,300	8,497
		39,505
Oil, Gas & Consumable Fuels - 7.1%
Antero Resources Corp. (a)	79,800	1,823
Apache Corp.	54,500	2,086
Cheniere Energy, Inc. (a)	124,800	4,462
Chevron Corp.	272,400	22,729
Cimarex Energy Co.	61,300	5,151
ConocoPhillips Co.	255,600	8,647
Exxon Mobil Corp.	655,514	52,539
Kinder Morgan, Inc.	546,700	9,890
Phillips 66 Co.	127,600	10,130
Valero Energy Corp.	118,700	7,131
Williams Partners LP	344,050	6,785
		131,373

TOTAL ENERGY		170,878

FINANCIALS - 16.3%
Banks - 6.8%
Bank of America Corp.	1,072,400	13,426
JPMorgan Chase & Co.	649,200	36,550
M&T Bank Corp.	124,900	12,808
U.S. Bancorp	620,700	23,909
Wells Fargo & Co.	852,000	39,976
		126,669
Capital Markets - 0.9%
Franklin Resources, Inc.	323,800	11,608
T. Rowe Price Group, Inc.	74,000	5,114
		16,722
Consumer Finance - 0.8%
American Express Co.	259,400	14,417
Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class B (a)	465,200	62,422
Insurance - 4.5%
Arch Capital Group Ltd. (a)	27,100	1,841
Chubb Ltd.	138,858	16,042
Fairfax Financial Holdings Ltd. (sub. vtg.)	20,100	10,626
Markel Corp. (a)	9,300	7,967
The Travelers Companies, Inc.	123,800	13,311
Torchmark Corp.	282,600	14,475
W.R. Berkley Corp.	201,100	10,357
Willis Group Holdings PLC	76,300	8,646
		83,265

TOTAL FINANCIALS		303,495

HEALTH CARE - 14.2%
Biotechnology - 1.5%
Gilead Sciences, Inc.	239,800	20,923
United Therapeutics Corp. (a)	55,400	6,755
		27,678
Health Care Equipment & Supplies - 3.1%
Becton, Dickinson & Co.	146,000	21,528
Medtronic PLC	263,100	20,361
Stryker Corp.	154,300	15,411
		57,300
Health Care Providers & Services - 4.5%
Anthem, Inc.	104,900	13,709
Cigna Corp.	94,700	13,221
Express Scripts Holding Co. (a)	97,300	6,848
Laboratory Corp. of America Holdings (a)	110,100	12,093
McKesson Corp.	49,700	7,734
Quest Diagnostics, Inc.	134,700	8,962
UnitedHealth Group, Inc.	179,700	21,402
		83,969
Pharmaceuticals - 5.1%
Johnson & Johnson	572,300	60,212
Pfizer, Inc.	909,500	26,985
Sanofi SA sponsored ADR	94,500	3,737
Teva Pharmaceutical Industries Ltd. sponsored ADR	90,600	5,037
		95,971

TOTAL HEALTH CARE		264,918

INDUSTRIALS - 7.6%
Aerospace & Defense - 0.4%
General Dynamics Corp.	58,900	8,026
Construction & Engineering - 0.5%
Fluor Corp.	194,200	8,941
Electrical Equipment - 1.0%
AMETEK, Inc.	389,800	18,091
Industrial Conglomerates - 2.8%
Danaher Corp.	366,400	32,709
Roper Technologies, Inc.	113,500	19,060
		51,769
Machinery - 1.1%
Cummins, Inc.	99,200	9,679
Flowserve Corp.	238,000	10,001
Trinity Industries, Inc.	47,600	754
		20,434
Professional Services - 0.1%
Robert Half International, Inc.	72,500	2,856
Road & Rail - 1.7%
CSX Corp.	551,800	13,320
Union Pacific Corp.	231,300	18,240
		31,560

TOTAL INDUSTRIALS		141,677

INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 2.3%
Cisco Systems, Inc.	952,600	24,939
Qualcomm, Inc.	335,500	17,040
		41,979
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	314,600	16,696
Ingram Micro, Inc. Class A	224,900	8,051
		24,747
Internet Software & Services - 2.1%
Alphabet, Inc. Class A	38,900	27,900
eBay, Inc. (a)	492,300	11,717
		39,617
IT Services - 3.2%
Fidelity National Information Services, Inc.	226,100	13,170
Fiserv, Inc. (a)	109,200	10,443
FleetCor Technologies, Inc. (a)	41,200	5,261
IBM Corp.	137,900	18,069
The Western Union Co.	640,900	11,703
		58,646
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	772,300	22,852
Software - 4.0%
Microsoft Corp.	931,000	47,369
Oracle Corp.	503,400	18,515
Symantec Corp.	477,100	9,213
Trion World Network, Inc.:
warrants 8/10/17 (a)(c)	28,652	0
warrants 10/3/18 (a)(c)	41,940	0
		75,097
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	604,300	58,430
Hewlett Packard Enterprise Co.	489,400	6,494
HP, Inc.	790,200	8,447
NetApp, Inc.	95,200	2,365
Seagate Technology LLC	167,400	5,250
Western Digital Corp.	131,500	5,724
		86,710

TOTAL INFORMATION TECHNOLOGY		349,648

MATERIALS - 2.8%
Chemicals - 2.3%
CF Industries Holdings, Inc.	242,900	8,856
Ecolab, Inc.	33,700	3,456
LyondellBasell Industries NV Class A	217,300	17,430
Monsanto Co.	112,100	10,088
The Dow Chemical Co.	85,500	4,156
		43,986
Metals & Mining - 0.5%
Compass Minerals International, Inc.	130,100	8,826

TOTAL MATERIALS		52,812

TOTAL COMMON STOCKS
(Cost $1,732,481)		1,811,603

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(c)	427,303	423
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Trion World Network, Inc.:
Series C, 8.00% (a)(c)	910,747	528
Series C-1, 8.00% (a)(c)	71,630	42
Series D, 8.00% (a)(c)	76,875	45
		615
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $14,861)		1,038
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/19 pay-in-kind (Cost $347)(c)	348	348
	Shares	Value (000s)

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.40% (d)	46,938,022	46,938
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	22,599,225	22,599
TOTAL MONEY MARKET FUNDS
(Cost $69,537)		69,537
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $1,817,226)		1,882,526
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(19,602)
NET ASSETS - 100%		$1,862,924

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,386,000 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Mode Media Corp. Series M-1, 8.00%	3/19/08	$9,063
Trion World Network, Inc. warrants 8/10/17	8/10/10	$0
Trion World Network, Inc. warrants 10/3/18	10/10/13	$0
Trion World Network, Inc. Series C, 8.00%	8/22/08	$5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$393
Trion World Network, Inc. Series D, 8.00%	3/20/13	$404
Trion World Network, Inc. 15% 10/10/19 pay-in-kind	10/10/13 - 10/10/15	$347

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$81
Fidelity Securities Lending Cash Central Fund	58
Total	$139

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$280,521	$280,098	$--	$423
Consumer Staples	248,077	242,103	5,974	--
Energy	170,878	170,878	--	--
Financials	303,495	303,495	--	--
Health Care	264,918	264,918	--	--
Industrials	141,677	141,677	--	--
Information Technology	350,263	349,648	--	615
Materials	52,812	52,812	--	--
Corporate Bonds	348	--	--	348
Money Market Funds	69,537	69,537	--	--
Total Investments in Securities:	$1,882,526	$1,875,166	$5,974	$1,386

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,002) — See accompanying schedule: Unaffiliated issuers (cost $1,747,689)	$1,812,989
Fidelity Central Funds (cost $69,537)	69,537
Total Investments (cost $1,817,226)		$1,882,526
Cash		25
Receivable for investments sold		13,155
Receivable for fund shares sold		1,303
Dividends receivable		4,571
Interest receivable		20
Distributions receivable from Fidelity Central Funds		29
Prepaid expenses		2
Other receivables		9
Total assets		1,901,640
Liabilities
Payable for investments purchased	$12,674
Payable for fund shares redeemed	2,278
Accrued management fee	838
Other affiliated payables	291
Other payables and accrued expenses	36
Collateral on securities loaned, at value	22,599
Total liabilities		38,716
Net Assets		$1,862,924
Net Assets consist of:
Paid in capital		$1,772,205
Undistributed net investment income		4,978
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		20,441
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		65,300
Net Assets		$1,862,924
Export and Multinational:
Net Asset Value, offering price and redemption price per share ($1,593,656 ÷ 81,374 shares)		$19.58
Class K:
Net Asset Value, offering price and redemption price per share ($269,268 ÷ 13,772 shares)		$19.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016 (Unaudited)
Investment Income
Dividends		$20,131
Interest		26
Income from Fidelity Central Funds		139
Total income		20,296
Expenses
Management fee	$5,204
Transfer agent fees	1,497
Accounting and security lending fees	290
Custodian fees and expenses	22
Independent trustees' compensation	4
Registration fees	69
Audit	35
Legal	4
Miscellaneous	5
Total expenses before reductions	7,130
Expense reductions	(17)	7,113
Net investment income (loss)		13,183
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,186
Foreign currency transactions	(34)
Total net realized gain (loss)		35,152
Change in net unrealized appreciation (depreciation) on: Investment securities	(71,709)
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		(71,706)
Net gain (loss)		(36,554)
Net increase (decrease) in net assets resulting from operations		$(23,371)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,183	$17,118
Net realized gain (loss)	35,152	126,276
Change in net unrealized appreciation (depreciation)	(71,706)	(86,251)
Net increase (decrease) in net assets resulting from operations	(23,371)	57,143
Distributions to shareholders from net investment income	(19,343)	(31,305)
Distributions to shareholders from net realized gain	(103,301)	(331,559)
Total distributions	(122,644)	(362,864)
Share transactions - net increase (decrease)	272,733	143,414
Redemption fees	6	5
Total increase (decrease) in net assets	126,724	(162,302)
Net Assets
Beginning of period	1,736,200	1,898,502
End of period (including undistributed net investment income of $4,978 and undistributed net investment income of $11,138, respectively)	$1,862,924	$1,736,200

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Export and Multinational Fund

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.18	$25.81	$24.42	$23.47	$20.99	$18.07
Income from Investment Operations
Net investment income (loss)A	.14	.21	.44B	.20	.19	.17
Net realized and unrealized gain (loss)	(.41)C	.14	3.96	2.86D	2.60	2.89
Total from investment operations	(.27)	.35	4.40	3.06	2.79	3.06
Distributions from net investment income	(.20)	(.42)	(.22)	(.18)	(.19)	(.14)
Distributions from net realized gain	(1.13)	(4.56)	(2.79)	(1.93)	(.12)	–
Total distributions	(1.33)	(4.98)	(3.01)	(2.11)	(.31)	(.14)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$19.58	$21.18	$25.81	$24.42	$23.47	$20.99
Total ReturnF,G	(1.53)%	2.74%	19.84%	14.06%D	13.60%	16.93%
Ratios to Average Net AssetsH,I
Expenses before reductions	.77%J	.77%	.78%	.80%	.82%	.83%
Expenses net of fee waivers, if any	.77%J	.77%	.78%	.80%	.82%	.83%
Expenses net of all reductions	.77%J	.76%	.77%	.79%	.82%	.83%
Net investment income (loss)	1.37%J	.94%	1.82%B	.84%	.87%	.77%
Supplemental Data
Net assets, end of period (in millions)	$1,594	$1,474	$1,682	$1,671	$1,773	$2,045
Portfolio turnover rateK	98%J	84%	124%	114%	97%	109%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%.

 C Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.63)%.

 D Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 13.55%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Export and Multinational Fund Class K

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.16	$25.79	$24.42	$23.47	$21.00	$18.08
Income from Investment Operations
Net investment income (loss)A	.15	.24	.48B	.23	.23	.21
Net realized and unrealized gain (loss)	(.40)C	.14	3.94	2.87D	2.60	2.89
Total from investment operations	(.25)	.38	4.42	3.10	2.83	3.10
Distributions from net investment income	(.23)	(.45)	(.25)	(.22)	(.23)	(.18)
Distributions from net realized gain	(1.13)	(4.56)	(2.79)	(1.93)	(.12)	–
Total distributions	(1.36)	(5.01)	(3.05)	(2.15)	(.36)	(.18)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$19.55	$21.16	$25.79	$24.42	$23.47	$21.00
Total ReturnF,G	(1.44)%	2.90%	19.95%	14.27%D	13.79%	17.16%
Ratios to Average Net AssetsH,I
Expenses before reductions	.64%J	.64%	.64%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.64%J	.64%	.64%	.65%	.65%	.65%
Expenses net of all reductions	.64%J	.63%	.64%	.63%	.65%	.65%
Net investment income (loss)	1.50%J	1.07%	1.96%B	.99%	1.04%	.95%
Supplemental Data
Net assets, end of period (in millions)	$269	$262	$217	$224	$221	$194
Portfolio turnover rateK	98%J	84%	124%	114%	97%	109%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

 C Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.54)%.

 D Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 13.16%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Export and Multinational Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Export and Multinational and Class K shares. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$179,096
Gross unrealized depreciation	(123,939)
Net unrealized appreciation (depreciation) on securities	$55,157
Tax cost	$1,827,369

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities aggregated $1,029,324 and $896,816, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Export and Multinational. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Export and Multinational	$1,433.18
Class K	64.05
	$1,497

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $58. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Export and Multinational	$16,296	$27,589
Class K	3,047	3,716
Total	$19,343	$31,305
From net realized gain
Export and Multinational	$88,827	$294,858
Class K	14,474	36,701
Total	$103,301	$331,559

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Export and Multinational
Shares sold	15,877	2,781	$324,884	$61,136
Reinvestment of distributions	4,821	15,464	98,883	310,691
Shares redeemed	(8,937)	(13,797)	(179,543)	(303,361)
Net increase (decrease)	11,761	4,448	$244,224	$68,466
Class K
Shares sold	1,640	5,785	$32,972	$120,003
Reinvestment of distributions	856	2,014	17,521	40,417
Shares redeemed	(1,107)	(3,825)	(21,984)	(85,472)
Net increase (decrease)	1,389	3,974	$28,509	$74,948

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Export and Multinational	.77%
Actual		$1,000.00	$984.70	$3.80
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Class K	.64%
Actual		$1,000.00	$985.60	$3.16
Hypothetical-C		$1,000.00	$1,021.68	$3.22

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

EXF-SANN-0416
1.701149.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 22, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 22, 2016